Share-based awards - Summary of RSU and PSU Activity (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	152,420
Granted (in shares) | shares	60,374
Shares vested (in shares) | shares	(47,026)
Forfeited (in shares) | shares	0
Outstanding at end of period (in shares) | shares	165,768
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 192.29
Granted (in USD per share) | $ / shares	232.51
Shares vested (in USD per share) | $ / shares	159.57
Forfeited (in USD per share) | $ / shares	0
Outstanding at end of period (in USD per share) | $ / shares	$ 216.22
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	582,612
Granted (in shares) | shares	294,683
Shares vested (in shares) | shares	(150,515)
Forfeited (in shares) | shares	(31,396)
Outstanding at end of period (in shares) | shares	695,384
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 207.73
Granted (in USD per share) | $ / shares	217.52
Shares vested (in USD per share) | $ / shares	187.96
Forfeited (in USD per share) | $ / shares	209.13
Outstanding at end of period (in USD per share) | $ / shares	$ 216.09